INVESTMENTS IN SUBSIDIARIES (Schedule of Financial Statement of Subsidiaries) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Gold Frost Ltd. ( [Member]
Disclosure of transactions between related parties [line items]
Ownership Interest	100.00%	100.00%
W.F.D. (Import, Marketing and Trading) Ltd. [Member]
Disclosure of transactions between related parties [line items]
Ownership Interest	99.00%	99.00%
W.Capital Ltd. (Former: B.H.W.F.I Ltd.) [Member]
Disclosure of transactions between related parties [line items]
Ownership Interest	100.00%	100.00%